Debt issued measured at amortized cost	6 Months Ended
Jun. 30, 2025
Disclosure Of Financial Liabilities [Line Items]
Debt issued measured at amortized cost
Note 13

Debt issued measured at amortized cost

Debt issued measured at amortized cost
USD m 30.6.25 31.3.25 31.12.24
Short-term debt
1
35,299 30,572 30,509
Senior unsecured debt

131,022 130,323 133,159
of which: contributes to total loss-absorbing capacity 93,503 93,863 92,515 of which: issued by UBS AG standalone with original maturity greater than one year
29,407 30,112 32,664
Covered bonds 11,432 9,044 8,762
Subordinated debt 17,291 17,038 15,030
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
2
16,608 16,352 13,084
of which: eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,245
of which: eligible as non-Basel III-compliant tier 2 capital instruments
196 205 207
Debt issued through the Swiss central mortgage institutions 29,190 26,474 26,335
Other long-term debt 476 429 424
Long-term debt
3
189,411 183,308 183,709
Total debt issued measured at amortized cost
4,5
224,709 213,880 214,219
1 Debt with

an original

contractual maturity

of less

than one

year,

includes mainly

certificates of

deposit and

commercial paper.

2 For 30 June

2025, includes

USD
10.2
bn (31 March

2025: USD
10.1 bn and
31 December 2024: USD 6.9
bn) that are, upon the occurrence of a trigger event or a viability event, subject to conversion into ordinary UBS shares.

3 Debt with an original contractual maturity greater than or equal to one year. The

classification of debt issued into short-term

and long-term does not consider any early

redemption features.

4 Net of bifurcated embedded derivatives,

the fair value of which was

not material for
the periods presented.

5 Except for Covered bonds (
100 % secured), Debt issued through the Swiss central mortgage institutions ( 100 % secured) and Other long-term debt ( 93 % secured), 100 % of the balance was unsecured as of 30 June 2025.